Subsequent events (Details) $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 21, 2025 USD ($)	Jul. 10, 2025 USD ($)	Aug. 06, 2025 Vessel	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Events after reporting period [Abstract]
Proceeds from borrowing				$ 5,000	$ 0	$ 7,000	$ 30,000
Repayment of borrowing				15,669	$ 48,073	31,338	$ 63,798
USD 216 million facility [Member]
Events after reporting period [Abstract]
Facility amount				216,000		216,000		$ 216,000
USD 84 million facility (DSF) [Member]
Events after reporting period [Abstract]
Facility amount				$ 84,000		$ 84,000		$ 84,000
Subsequent Events [Member] | SLB Facility [Member]
Events after reporting period [Abstract]
Number of exercised purchase option of existing sales and leaseback financings | Vessel			7
Subsequent Events [Member] | Secured Revolving Credit Facility [Member]
Events after reporting period [Abstract]
Facility amount		$ 715,000
Exercise period		2 years
Proceeds from borrowing	$ 290,000
Subsequent Events [Member] | Secured Revolving Credit Facility [Member] | Top of Range [Member]
Events after reporting period [Abstract]
Uncommitted accordion tranche		$ 417,000
Subsequent Events [Member] | USD 216 million facility [Member]
Events after reporting period [Abstract]
Repayment of borrowing	216,000
Subsequent Events [Member] | USD 84 million facility (DSF) [Member]
Events after reporting period [Abstract]
Repayment of borrowing	$ 84,000